Long-term Debt - Long-Term Debt (Parenthetical) (Detail)	Jun. 30, 2020	Feb. 06, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 28, 2016	Jan. 10, 2014	Oct. 30, 2012
Debt Instrument [Line Items]
Interest rate on senior notes		4.00%
4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	4.875%
3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	3.75%
4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	4.00%
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.00%		5.00%	5.00%			5.00%
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.00%	5.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.375%	5.375%	5.375%	5.375%
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.375%	5.375%
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.75%		5.75%	5.75%	5.75%
5 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.75%	5.75%